Related party transactions	12 Months Ended
Mar. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes the C-Level executives, and other Executive Vice-Presidents. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense to the top five key management personnel is as follows:

	2022	2021
	$	$

Short-term employee benefits	2,914	1,732
Share-based payments	21,251	4,200

Total compensation paid to key management personnel	24,165	5,932